CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations	₩ 86,073	₩ 95,574	₩ 150,232
Interest received	16,550	15,054	10,435
Interest paid	(272)	(130)	(157)
Income taxes paid	(26,259)	(31,943)	(28,080)
Net cash inflow from operating activities	76,092	78,555	132,430
Cash flows from investing activities
Increase in short‑term financial instruments, net	(89,633)	(42,265)	(110,179)
Increase in other non-current financial assets	(751)	(30)	(626)
Decrease in other non-current financial assets	44	8	0
Decrease in other current financial assets	8	7	3
Proceeds from disposal of property and equipment	2	7	21
Purchase of property and equipment	(1,055)	(614)	(2,461)
Purchase of intangible assets	(5,266)	(4,147)	(3,337)
Net cash outflow in investing activities	(96,651)	(47,034)	(116,579)
Cash flows from financing activities
Repayment of lease liabilities	(4,514)	(4,525)	(4,083)
Cost of issuing shares of subsidiaries	0	(16)	0
Acquisition of non-controlling interests	0	(100)	0
Net cash outflow in financing activities	(4,514)	(4,641)	(4,083)
Effect of exchange rate changes on cash and cash equivalents	(226)	17,936	2,437
Net increase (decrease) in cash and cash equivalents	(25,299)	44,816	14,205
Cash and cash equivalents at beginning of the year	228,898	184,082	169,877
Cash and cash equivalents at end of the year	₩ 203,599	₩ 228,898	₩ 184,082